Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The domestic and foreign components of income (loss) before income taxes and recovery of (provision for) income taxes were as follows:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Income (loss) before income taxes
Domestic	133,757	(55,507)
Foreign	106,607	(40,308)
	240,364	(95,815)

Current income tax recovery (expense)
Domestic	54,251	(63,120)
Foreign	(19,907)	(1,850)
	34,344	(64,970)
Deferred income tax recovery (expense)
Domestic	(12,552)	14,351
Foreign	57,353	21,592
	44,801	35,943

Recovery of (provision for) income taxes	79,145	(29,027)

The reconciliation of the expected income tax (expense) recovery to the actual recovery of (provision for) income taxes reported in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020 and 2019 is as follows:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Income (loss) before income taxes	240,364	(95,815)
Expected income tax (expense) recovery at Canadian statutory income tax rate of 26.5% (2019 - 26.5%)	(63,711)	25,400
Permanent differences	138,601	(74,024)
Foreign tax rate differential	16,825	(1,770)
Tax credits earned during the year	1,900	1,571
Other items	4,503	1,468
Change in valuation allowance	(18,973)	18,328
Recovery of (provision for) income taxes	79,145	(29,027)

The Company assesses whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a "more-likely-than-not" standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
	$	$
Deferred tax assets
Tax loss carryforwards	101,209	59,407
Temporary differences on capital and intangible assets	50,297	44,445
Stock-based compensation expense	16,653	11,324
Accruals and reserves	21,926	10,397
Share issuance costs	14,423	6,590
Temporary differences related to lease assets and liabilities	9,292	4,526
Investment tax credits	13,448	694
Valuation allowance	(123,345)	(89,363)
Total deferred tax assets	103,903	48,020

Deferred tax liabilities
Temporary differences on intangible assets	(32,521)	(35,967)
Temporary differences on investments	(17,917)	—
Other deferred tax liabilities	(788)	(1,374)
Total deferred tax liabilities	(51,226)	(37,341)

Net deferred tax assets	52,677	10,679

In July 2019, the Company formally established its EMEA headquarters in Ireland and its Asia-Pacific headquarters in Singapore. As a result of these actions, the Company transferred regional relationship and territory rights from its Canadian entity to enable each regional headquarters to develop and maintain merchant and commercial operations within its respective region, while keeping the ownership of all of the Company's current developed technology within Canada. These transfers reflect the growing proportion of the Company's business occurring internationally and resulted in a one-time capital gain.

As a result of the application of the Company's tax rates on the results of ongoing operations, other discrete items, primarily related to tax benefits for share-based compensation, the impairment of right-of-use assets and fixed assets, unrealized gains on equity and other investments, and considering the Company's ability to carry-back losses to prior years in Canada along with the reversal of the valuation allowance related to the deferred tax assets in the United States, Ireland, and Singapore, the Company has a recovery of income taxes of $79,145 in the year ended December 31, 2020.

As a result of the capital gain, ongoing operations, the recognition of deferred tax assets and liabilities, and the utilization of all applicable credits and other tax attributes, including loss carryforwards, the Company had a provision for income taxes of $29,027 in the year ended December 31, 2019.

During the fourth quarter of the year ended December 31, 2020, the Company released the valuation allowance against its deferred income tax assets in Ireland and Singapore due to the Company's recent regional financial results and its ability to carry forward the assets indefinitely.

Comparatively, during the year ended December 31, 2019, the Company released some of its valuation allowance against its deferred tax assets in Canada, the United States, and Sweden. In the third quarter of 2019, the Company released a portion of its valuation allowance against its Canadian deferred tax assets as a result of the capital gain from the transfer of the regional relationship and territory rights. In the United States, as a result of the acquisition of 6RS the Company released a portion of its valuation allowance during its fourth quarter against deferred tax assets on its United States net operating losses.
The Company had no material uncertain income tax positions for the years ended December 31, 2020 and 2019. The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2020 and 2019, there was no interest or penalties related to uncertain tax positions.

The Company remains subject to audit by the relevant tax authorities for the years ended 2013 through 2020.

Investment tax credits, which are earned as a result of qualifying R&D expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

As at December 31, 2020 and 2019, the Company had unused non-capital tax losses of approximately $342,308 and $209,759, respectively. Of the December 31, 2020 balance, $273,131 of the non-capital tax losses do not expire, while the remaining non-capital losses of $69,177 are due to expire between 2031 and 2040. As at December 31, 2020 and 2019, the Company had investment tax credits of $14,629 and $2,111, respectively. The investment tax credits are due to expire between 2038 and 2040.